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QUARTERLY REPORT

T-REX 2X LONG KTOS DAILY TARGET ETF

Schedule of InvestmentsMarch 31, 2026 (unaudited)

	Shares	Value
MONEY MARKET FUND — 8.58%
First American Treasury Obligations Fund - Institutional Class 3.98%(A)	480,649	$480,649
(Cost: $480,649)
TOTAL INVESTMENTS — 8.58%		480,649
(Cost: $480,649)

Other Assets, Net of Liabilities - 91.42%(B)		5,122,512
TOTAL NET ASSETS — 100.00%		$5,603,161

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC.	Kratos Defense & Security Solutions, Inc.	Receive	OBFR01(C)+ 660bps	Monthly	9/21/2027	$11,197,623	$(215,445)
TOTAL RETURN SWAP CONTRACTS						$11,197,623	$(215,445)

(A)Effective 7 day yield as of March 31, 2026.

(B)Includes cash which is being held as collateral for total return swap contracts.

(C)OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

QUARTERLY REPORT

T-REX 2X LONG KTOS DAILY TARGET ETF

Schedule of Investments (continued)March 31, 2026 (unaudited)

The following summarizes the inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Money Market Fund	$480,649	$—	$—	$480,649
	$480,649	$—	$—	$480,649
Liabilities
Net Unrealized Depreciation of Total Return Swap Contracts	$—	$(215,445)	$—	$(215,445)
	$—	$(215,445)	$—	$(215,445)